Balance Sheets Details	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheets Details
3.	Balance Sheets Details
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Prepaid R&D costs	$2,467	$508
Prepaid insurance and service contracts	1,860	118
Tax receivable	104	554
Other	230	191

Total	$4,661	$1,371

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Laboratory equipment	$6,851	$4,345
Computers, software and office equipment	489	438
Leasehold improvements	384	295
Office furniture and fixtures	126	88

	7,850	5,166
Accumulated depreciation and amortization	(4,866)	(4,316)

Total	$2,984	$850

Depreciation and amortization expense for property and equipment is disclosed on the consolidated statements of cash flows.
Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued R&D costs (1)	$9,043	$418
Accrued compensation	3,664	790
Accrued audit, tax and filing fees	556	381
Accrued other	862	786

Total	$14,125	$2,375

(1)	Includes $250 and $168 of accrued R&D costs due to related parties as of December 31, 2021 and 2020, respectively.
Paycheck Protection Program
On May 2, 2020, the Company obtained an unsecured $1.3 million loan through Bank of America, N.A. under the Paycheck Protection Program (the PPP Loan) pursuant to the Coronavirus Aid, Relief,
and

Economic Security Act (CARES Act). In November 2020
, the Company repaid the full principal amount of the PPP Loan ($1.3 million) and an immaterial amount of accrued interest. Effective December 3
, 2020
, the U.S. Small Business Administration confirmed the PPP loan had been repaid.
In connection with the CARES Act, the Company has deferred approximately $0.3 million in employer related payroll taxes, of which approximately 52% was paid during 2021
, the remaining 48% is expected to be paid in 2022
. As of December 31
, 2021
, deferred taxes under the CARES Act are classified in accrued liabilities in the consolidated balance sheets.